Summary of Significant Accounting Policies - Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in fair value of earnout	$ (520,000)	$ 520,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Contingent consideration [Member]
Balance, January 1, 2019	(520,000)
Change in fair value of earnout	520,000
Balance, December 31, 2019		$ (520,000)